Other Current Assets (Tables) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Assets [Abstract]
Inventories	$ 3,446	$ 3,531
Insurance claims (Note 15)	1,071	941
Other	29	542
Other current assets	$ 4,546	$ 5,014